Redeemable Convertible Preferred Stock - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 24, 2025 USD ($) shares	Mar. 31, 2026 USD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 01, 2025 $ / shares	Sep. 23, 2025	Mar. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Temporary Equity [Line Items]
Series A redeemable convertible preferred stock issued in connection with reverse recapitalization, net (in shares) | shares				142,000
Preferred stock, preference stock, and warrants, fair value | $	$ 315,600
Loss on temporary equity and warrants | $	170,600		$ 170,600
Redeemable convertible preferred stock | $		$ 223,185		$ 223,185					$ 170,648	$ 170,648	$ 170,648	$ 170,648
Temporary equity, liquidation preference | $										$ 170,089
Temporary equity, issued (in shares) | shares		142,000		142,000						62,240,000
Temporary equity, outstanding (in shares) | shares		142,000		142,000					62,240,000	62,240,000	62,240,000	62,240,000
PIPE Warrants
Temporary Equity [Line Items]
Warrant liability, fair value | $	86,400			$ 110,881	$ 110,881	$ 65,605
Preferred Investors
Temporary Equity [Line Items]
Proceeds from issuance of preferred stock | $	$ 145,000
Preferred Investors | PIPE Warrants
Temporary Equity [Line Items]
Warrants issued during period (in shares) | shares	17,769,375
Series A Cumulative Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity, fair value | $	$ 229,200
Conversion period, period after closing date	5 years
Redeemable convertible preferred stock | $		$ 223,185		223,185						$ 0
Temporary equity, liquidation preference | $		$ 179,500		$ 175,200
Preferred stock, dividend rate		9.99%		9.99%
Preferred stock, dividend rate, cash		7.99%		7.99%
Preferred stock, dividends, stated value (in dollars per share) | $ / shares							$ 1,200
Preferred stock, dividends, paid-in-kind (in dollars per share) | $ / shares							$ 1,222.7
Preferred stock, convertible, conversion price (in dollars per share) | $ / shares		$ 12.00		$ 12.00
Temporary equity, issued (in shares) | shares				142,000						0
Temporary equity, outstanding (in shares) | shares				142,000						0
Series A Cumulative Redeemable Convertible Preferred Stock | 46th trading day following 6 months after closing date
Temporary Equity [Line Items]
Volume-weighted average price, period				45 days
Series A Cumulative Redeemable Convertible Preferred Stock | 46th trading day following 6 months after closing date | Minimum
Temporary Equity [Line Items]
Preferred stock, convertible, conversion price (in dollars per share) | $ / shares				$ 8.00
Series A Cumulative Redeemable Convertible Preferred Stock | 46th trading day following 9 months after closing date
Temporary Equity [Line Items]
Volume-weighted average price, period				45 days
Series A Cumulative Redeemable Convertible Preferred Stock | 46th trading day following 9 months after closing date | Minimum
Temporary Equity [Line Items]
Preferred stock, convertible, conversion price (in dollars per share) | $ / shares				$ 6.00
Series A Cumulative Redeemable Convertible Preferred Stock | Prior to first anniversary
Temporary Equity [Line Items]
Preferred stock, convertible, redemption rights percentage		150.00%		150.00%
Series A Cumulative Redeemable Convertible Preferred Stock | First to second anniversary
Temporary Equity [Line Items]
Preferred stock, convertible, redemption rights percentage		140.00%		140.00%
Series A Cumulative Redeemable Convertible Preferred Stock | Second to third anniversary
Temporary Equity [Line Items]
Preferred stock, convertible, redemption rights percentage		130.00%		130.00%
Series A Cumulative Redeemable Convertible Preferred Stock | Third to fourth anniversary
Temporary Equity [Line Items]
Preferred stock, convertible, redemption rights percentage		120.00%		120.00%
Series A Cumulative Redeemable Convertible Preferred Stock | Fourth to fifth anniversary
Temporary Equity [Line Items]
Preferred stock, convertible, redemption rights percentage		110.00%		110.00%
Series A Cumulative Redeemable Convertible Preferred Stock | After fifth anniversary
Temporary Equity [Line Items]
Preferred stock, convertible, redemption rights percentage		100.00%		100.00%
Series A Cumulative Redeemable Convertible Preferred Stock | Dividend rate
Temporary Equity [Line Items]
Temporary equity, measurement input	0.0999
Series A Cumulative Redeemable Convertible Preferred Stock | Redemption period
Temporary Equity [Line Items]
Temporary equity, measurement input	5
Series A Cumulative Redeemable Convertible Preferred Stock | Discount rate
Temporary Equity [Line Items]
Temporary equity, measurement input	0.25
Series A Cumulative Redeemable Convertible Preferred Stock | Measurement Input, Price Volatility
Temporary Equity [Line Items]
Temporary equity, measurement input	0.55
Series A Cumulative Redeemable Convertible Preferred Stock | Preferred Investors
Temporary Equity [Line Items]
Series A redeemable convertible preferred stock issued in connection with reverse recapitalization, net (in shares) | shares	142,155
Redeemable convertible preferred stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock | $				$ 0						$ 170,648
Preferred stock, convertible, conversion ratio	1							1
Convertible preferred stock, shares issued upon conversion (in shares) | shares	62,240,390
Temporary equity, issued (in shares) | shares				0						62,240,000
Temporary equity, outstanding (in shares) | shares				0						62,240,000